Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Receivables [Abstract]
Accounts receivable	$ 4,334,509	$ 5,386,607
Provision for doubtful accounts	(421,717)	(356,167)
Net accounts receivable	$ 3,912,792	$ 5,030,440